Deferred income	12 Months Ended
Dec. 31, 2022
Deferred Income
Deferred income

24. Deferred income

	2022	2021

Deferred revenue from rewards program	34,546	25,462
Deferred annual fee	3,283	4,673
Other deferred income	3,859	522
Total	41,688	30,657

Deferred revenue from rewards programs and deferred annual fee are related to the Group's reward program for its credit card customers, called "Rewards". The program consists of accumulating points according to the use of the credit card in the ratio of R$1.00 (one Brazilian real, equivalent to US$0.18 as of December 31, 2021) equal to 1 point and cashbacks. The points do not expire, and there is no limit on the number of Rewards an eligible card member can earn.

The redemption of the points occurs when the customers use them in various expense categories, such as air tickets, hotels, transportation services, and music.

Nu uses financial models to estimate the redemption rates of rewards earned to date by current card members, and, therefore, the estimated financial value of the points, based on historical redemption trends, current enrollee redemption behavior, among others. The estimated financial value is recorded in the income statement when the performance obligation is satisfied, which is when the reward points are redeemed.

Deferred annual fees comprises amounts related to the rewards fees which are paid annually by customers until they are earned.